Expense Example - American Beacon Aberdeen Municipal High Income ETF - American Beacon Aberdeen Municipal High Income ETF - American Beacon Aberdeen Municipal High Income ETF	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	$ 176